Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Innoviz Technologies Ltd.
Entity Central Index Key	0001835654
Entity Emerging Growth Company	true
Entity Ex Transition Period	false